Discontinued Operations - Summary of Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Total income (loss) from discontinued operations	$ 140,403	$ 3,380	$ 26,346
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received			50,752
Total income (loss) from discontinued operations	140,403	3,380	26,346
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received		3,380	51,927
Carrying Amount of Net Assets Sold			22,015
Transaction costs			5,015
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations			(1,449)
Total income (loss) from discontinued operations		$ 3,380	$ 26,346
Discontinued Operations | Plasma Collection Centers
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received	13,570
Carrying Amount of Net Assets Sold	10,849
Transaction costs	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	(44)
Total income (loss) from discontinued operations	2,561
Discontinued Operations | Ryplazim Business
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds received	159,787
Carrying Amount of Net Assets Sold	19,541
Indemnification adjustments	116
Transaction costs	2,288
Total income (loss) from discontinued operations	$ 137,842